Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2013
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
ACQUISITIONS AND DIVESTITURES

On July 31, 2013, the Company entered into an agreement to sell a 51 percent controlling interest in the embedded computing and power business for which it will receive approximately $300 in cash from the acquirer and through borrowing by a new entity which will include this business. The transaction is expected to close before the end of calendar 2013 pending regulatory approvals. Embedded computing and power had 2013 revenue of $1.2 billion and earnings before taxes of $44 which are included in the Network Power segment. Sales and earnings for embedded computing and power will continue to be reported in the Company's consolidated results until completion of the transaction. As the Company will retain a noncontrolling interest in this business, it will not be classified as discontinued operations and will be accounted for on the equity basis upon completion. Transaction fair value was determined based on anticipated cash proceeds and the estimated value of the retained interest using a Level 3 market approach (option pricing model). Assets and liabilities for embedded computing and power are classified as held-for-sale in the consolidated balance sheet at September 30, 2013 as follows: other current assets, $408 (accounts receivable, inventories, other); other assets, $190 (property plant and equipment, goodwill, other noncurrent assets); accrued expenses, $272 (accounts payable and other current liabilities); and other liabilities, $20. The Company recorded goodwill impairment charges in both 2013 and 2012, and income tax charges in 2013, related to this business. See Note 6 for information regarding impairment charges.

In October 2013 (fiscal 2014), the Company acquired Virgo Valves and Controls, LTD, a leading manufacturer of ball valves and automation systems which will complement Process Management's existing final control business, and allow opportunities for additional growth in global oil and gas, mining and power end markets. Also in October 2013, the Company acquired Enardo LLC, a manufacturer of tank and terminal safety equipment used in the oil and gas, chemical and other industries which will complement Process Management's existing regulator technologies and extend the Company's expertise in both upstream and downstream markets. Total cash paid for both businesses was approximately $506, net of cash acquired. The Company also assumed $76 of debt. Combined annualized sales for Virgo and Enardo were over $300.

The Company acquired one-hundred percent of Avtron Loadbank and a marine controls business during the second quarter of 2012. Avtron is a designer and manufacturer of high quality load banks and testing systems for power equipment industries and is included in the Network Power segment. The marine controls business supplies controls and software solutions for optimal operation of refrigerated sea containers and marine boilers and is included in the Climate Technologies segment. In addition, the Company acquired two smaller businesses during 2012 in the Process Management and Network Power segments. These small acquisitions were complementary to the existing business portfolios and none was individually significant. Total cash paid for all businesses was approximately $187, net of cash acquired of $5. Annualized sales for businesses acquired in 2012 were approximately $115. Goodwill of $94 ($36 of which is expected to be tax deductible) and identifiable intangible assets of $82, primarily customer relationships and patents and technology with a weighted-average life of approximately 9 years, were recognized from these transactions.

In the fourth quarter of 2012, the Company sold its Knaack business unit for $114, resulting in an after-tax loss of $5 ($3 income tax benefit). Knaack had 2012 sales of $95 and net earnings of $7. Knaack, a leading provider of premium secure storage solutions for job sites and work vehicles, was previously reported in the Commercial & Residential Solutions business segment.

The Company acquired several small businesses during 2011 which were complementary to the existing portfolios in mainly the Process Management and Climate Technologies segments. Total cash paid for all businesses was approximately $232, net of cash acquired of $2. Annualized sales for businesses acquired in 2011 were approximately $100. Goodwill of $125 (none of which is expected to be tax deductible) and identifiable intangible assets of $75, primarily customer relationships and patents and technology with a weighted-average life of approximately 12 years, were recognized from these transactions.

In the fourth quarter of 2011, the Company sold its heating elements unit, which was previously included in the Commercial & Residential Solutions segment, for $73, resulting in an after-tax gain of $21 (net of $30 of income taxes). Heating elements had 2011 fourth quarter sales of $12 and net earnings of $1. Only the gain on divestiture and fourth quarter operating results for heating elements, plus the impact of finalizing the 2010 Motors and LANDesk divestitures, were classified as discontinued operations for 2011; prior fiscal 2011 quarters and prior year results of operations for heating elements were inconsequential and were not reclassified.

The results of operations of the acquired businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.